Employee Stock-Based Compensation - Additional Information (Detail)	Feb. 11, 2015 $ / shares shares
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award vesting percentage	25.00%
Stock award granted vested period	4 years
Exercise Price for the options on the grant date	$ 6.35
Fair Value for the options on the grant date	$ 4.20
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award vesting percentage	25.00%
Stock award granted vested period	4 years
Grant date fair value for restricted stock units	$ 6.35
2014 Incentive Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Granted | shares	142,000
2014 Incentive Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, granted | shares	142,000